3. Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross		$ 322,281	$ 247,679
Less Accumulated Depreciation		(227,615)	(157,218)
Property and Equipment, Net	$ 77,705	94,666	90,461
Furniture and Fixtures [Member]
Property and equipment, gross		12,385	12,385
Computer Equipment [Member]
Property and equipment, gross		117,256	42,654
Leasehold Improvements [Member]
Property and equipment, gross		176,903	176,903
Software [Member]
Property and equipment, gross		$ 15,737	$ 15,737